Financial Instruments - Financial Instruments Measured and Not Measured At Fair Value On Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Apr. 12, 2021	Dec. 31, 2020
Financial instruments measured at fair value
Deferred finance costs, net	$ 28,400		$ 25,100
Credit facility		$ 815,000
Total
Financial instruments measured at fair value
Long-term debt, including current portion	1,142,035		1,368,100
Eurobank 30.0 Million Facility [Member]
Financial instruments measured at fair value
Credit facility	30,000
Non-recurring basis | Significant Other Observable Inputs (Level 2)
Financial instruments measured at fair value
Long-term debt, including current portion	1,142,035		1,368,100
Non-recurring basis | Total
Financial instruments measured at fair value
Long-term debt, including current portion	1,142,035		1,368,100
Notes | ZIM | Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial instruments measured at fair value
Notes	423,024
Notes | ZIM | Total
Financial instruments measured at fair value
Notes	$ 423,024		43,559
Notes | ZIM | Recurring basis | Total
Financial instruments measured at fair value
Notes			43,559
Notes | ZIM | Recurring basis | Total | Significant Other Observable Inputs (Level 2)
Financial instruments measured at fair value
Notes			43,559
Notes | HMM | Total
Financial instruments measured at fair value
Notes			19,328
Notes | HMM | Recurring basis | Total
Financial instruments measured at fair value
Notes			19,328
Notes | HMM | Recurring basis | Total | Significant Other Observable Inputs (Level 2)
Financial instruments measured at fair value
Notes			$ 19,328